UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2010

Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one):   [  ] is a restatement
                                            [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             Vicis Capital LLC
Address:          445 Park Avenue
                  19th Floor
                  New York, NY 10022

Form 13F File Number:   28-11503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Comito
Title:     Compliance Officer
Phone:     212-909-4600

Signature, Place and Date of Signing:


   /s/ Andrew Comito            New York, NY             November 15, 2010
-----------------------      ------------------        ---------------------
      (Signature)               (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $23,619 (in thousands)

List of Other Included Managers:            None

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       Column 1                  Column 2      Column 3   Column 4             Column 5          Column 6  Column 7     Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           Value    Shrs or Prn                 Investment  Other   Voting Authority
    Name of Issuer            Title of Class    CUSIP    (X$1,000)      Amt     SH/PRN Put/Call Discretion Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ARCADIA RESOURCES INC.        COM             039209101   $ 8,150  20,578,764      SH               Sole              X
ARCADIA RESOURCES INC.        COM             039209101   $ 1,675   7,491,925      SH               Sole              X
CHINA HYDROELECTRIC CORP      SPONSORED ADR   16949D101   $   734     125,000      SH               Sole              X
ISHARES TR                    FTSE XNHUA IDX  464287184   $ 1,219      12,500             PUT       Sole              X
ISHARES TR                    FTSE XNHUA IDX  464287184   $ 2,420      20,000             PUT       Sole              X
GLOBALOPTIONS GROUP INC       COM NEW         37946D209   $   396     191,066      SH               Sole              X
GLOBALOPTIONS GROUP INC       COM NEW         37946D209   $ 6,435   3,108,683      SH               Sole              X
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   $ 2,590      35,000             PUT       Sole              X